Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases
Leases - Operating Leases

The table below provides the total amount of lease payments for the next five 12-month periods ending June 30 on an undiscounted basis on the Company’s chartered-in contracts as of June 30, 2025:

Period	Amount
2026	$38,340
2027	37,891
2028	37,312
2029	36,632
2030	34,769
2031 and thereafter	96,491
Total	$281,435
Operating lease liabilities, including current portion	$228,098
Discount based on incremental borrowing rate	$53,337

Leases - Finance Leases

The table below provides the total amount of lease payments and options to acquire vessels for the next five 12-month periods ending June 30 on an undiscounted basis under the Company’s finance leases as of June 30, 2025:

Period	Amount
2026	$36,753
2027	36,307
2028	35,997
2029	35,557
2030	75,707
2031 and thereafter	235,839
Total	$456,160
Finance lease liabilities, including current portion (see Note 6 – Borrowings)	$317,447
Discount based on incremental borrowing rate	$138,713